PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Aerospace & Defense — 1.2%
HEICO Corp. (Class A Stock)	33,529	$5,161,454
Automobiles — 0.5%
Thor Industries, Inc.(a)	16,541	1,940,921
Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	8,092	2,199,082
Biotechnology — 5.0%
Alnylam Pharmaceuticals, Inc.*(a)	16,286	2,433,943
Amicus Therapeutics, Inc.*(a)	111,953	1,318,806
Apellis Pharmaceuticals, Inc.*	25,657	1,508,118
Exact Sciences Corp.*	52,095	3,597,681
Exelixis, Inc.*	97,697	2,318,350
Natera, Inc.*	59,511	5,442,876
Neurocrine Biosciences, Inc.*	24,289	3,349,939
Sarepta Therapeutics, Inc.*	9,373	1,213,428
		21,183,141
Building Products — 2.8%
Simpson Manufacturing Co., Inc.(a)	13,272	2,723,149
Trane Technologies PLC	29,825	8,953,465
		11,676,614
Capital Markets — 9.6%
Ares Management Corp. (Class A Stock)	42,072	5,594,735
FactSet Research Systems, Inc.(a)	9,024	4,100,415
Interactive Brokers Group, Inc. (Class A Stock)	33,805	3,776,357
KKR & Co., Inc.	59,892	6,023,937
LPL Financial Holdings, Inc.	13,892	3,670,266
Moody’s Corp.(a)	9,874	3,880,778
MSCI, Inc.	8,202	4,596,811
Raymond James Financial, Inc.(a)	29,894	3,838,988
Robinhood Markets, Inc. (Class A Stock)*	72,287	1,455,137
Tradeweb Markets, Inc. (Class A Stock)	36,462	3,798,247
		40,735,671
Commercial Services & Supplies — 4.2%
Cintas Corp.	8,800	6,045,864
Copart, Inc.*	152,753	8,847,454
MSA Safety, Inc.	13,810	2,673,478
		17,566,796
Communications Equipment — 0.7%
Arista Networks, Inc.*	9,521	2,760,900
Construction & Engineering — 1.3%
Quanta Services, Inc.(a)	21,820	5,668,836
Construction Materials — 0.7%
Eagle Materials, Inc.	10,487	2,849,842
Distributors — 0.9%
Pool Corp.(a)	9,482	3,825,987
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*(a)	34,552	$3,916,815
Electrical Equipment — 2.5%
AMETEK, Inc.	22,678	4,147,806
Hubbell, Inc.	9,787	4,062,094
Vertiv Holdings Co. (Class A Stock)	30,720	2,508,903
		10,718,803
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp. (Class A Stock)	49,059	5,658,956
Jabil, Inc.(a)	23,990	3,213,461
Keysight Technologies, Inc.*	14,519	2,270,481
Teledyne Technologies, Inc.*	5,760	2,472,883
		13,615,781
Energy Equipment & Services — 1.1%
TechnipFMC PLC (United Kingdom)	185,064	4,646,957
Entertainment — 1.0%
Take-Two Interactive Software, Inc.*	29,062	4,315,416
Financial Services — 1.3%
Remitly Global, Inc.*(a)	136,354	2,827,982
Rocket Cos., Inc. (Class A Stock)*(a)	183,681	2,672,558
		5,500,540
Ground Transportation — 2.5%
J.B. Hunt Transport Services, Inc.(a)	16,804	3,348,197
Saia, Inc.*	7,085	4,144,725
Uber Technologies, Inc.*	40,643	3,129,105
		10,622,027
Health Care Equipment & Supplies — 6.2%
Align Technology, Inc.*	13,220	4,335,103
Cooper Cos., Inc. (The)	27,065	2,746,015
Dexcom, Inc.*	55,179	7,653,327
IDEXX Laboratories, Inc.*	5,617	3,032,787
Inspire Medical Systems, Inc.*(a)	9,462	2,032,343
ResMed, Inc.(a)	11,938	2,364,082
Shockwave Medical, Inc.*(a)	13,129	4,275,196
		26,438,853
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	33,463	2,650,939
Centene Corp.*	39,537	3,102,864
McKesson Corp.	7,687	4,126,766
		9,880,569
Hotels, Restaurants & Leisure — 6.4%
Chipotle Mexican Grill, Inc.*	951	2,764,338
Domino’s Pizza, Inc.	12,333	6,128,021
DoorDash, Inc. (Class A Stock)*	60,104	8,277,523
Hilton Worldwide Holdings, Inc.	23,934	5,105,362
Las Vegas Sands Corp.	45,423	2,348,369
Royal Caribbean Cruises Ltd.*(a)	16,987	2,361,363
		26,984,976
A1

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.8%
Garmin Ltd.(a)	15,563	$2,316,864
Helen of Troy Ltd.*	10,822	1,247,127
		3,563,991
Insurance — 0.8%
Arthur J. Gallagher & Co.	13,134	3,284,025
IT Services — 3.9%
Gartner, Inc.*	13,337	6,357,348
Globant SA*	17,721	3,577,870
MongoDB, Inc.*(a)	12,401	4,447,495
Snowflake, Inc. (Class A Stock)*	13,589	2,195,982
		16,578,695
Life Sciences Tools & Services — 5.7%
Agilent Technologies, Inc.	56,108	8,164,275
IQVIA Holdings, Inc.*	28,718	7,262,495
Mettler-Toledo International, Inc.*	2,741	3,649,066
West Pharmaceutical Services, Inc.	12,421	4,915,114
		23,990,950
Machinery — 3.3%
Esab Corp.	14,676	1,622,725
Ingersoll Rand, Inc.	49,868	4,734,967
ITT, Inc.(a)	40,112	5,456,435
Westinghouse Air Brake Technologies Corp.	15,015	2,187,385
		14,001,512
Media — 1.7%
Trade Desk, Inc. (The) (Class A Stock)*	82,025	7,170,625
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc.	31,526	5,084,513
EOG Resources, Inc.	25,465	3,255,446
		8,339,959
Personal Care Products — 0.7%
elf Beauty, Inc.*	16,067	3,149,614
Pharmaceuticals — 0.5%
Royalty Pharma PLC (Class A Stock)	68,059	2,066,952
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	40,061	5,946,655
Semiconductors & Semiconductor Equipment — 5.0%
Entegris, Inc.	34,456	4,842,446
Lam Research Corp.	3,287	3,193,551
Marvell Technology, Inc.	36,283	2,571,739
Monolithic Power Systems, Inc.	7,305	4,948,553
ON Semiconductor Corp.*	26,344	1,937,601
Onto Innovation, Inc.*(a)	7,087	1,283,314
Rambus, Inc.*	39,786	2,459,173
		21,236,377
Software — 11.5%
Confluent, Inc. (Class A Stock)*(a)	118,596	3,619,550
Crowdstrike Holdings, Inc. (Class A Stock)*	33,800	10,835,942
CyberArk Software Ltd.*	7,262	1,929,005
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Datadog, Inc. (Class A Stock)*	34,283	$4,237,379
Elastic NV*	22,637	2,269,133
Gitlab, Inc. (Class A Stock)*	35,078	2,045,749
HubSpot, Inc.*	10,303	6,455,448
Palantir Technologies, Inc. (Class A Stock)*	84,283	1,939,352
Palo Alto Networks, Inc.*(a)	9,171	2,605,756
Procore Technologies, Inc.*	44,964	3,694,692
Synopsys, Inc.*	6,574	3,757,041
Workday, Inc. (Class A Stock)*	12,886	3,514,656
Zoom Video Communications, Inc. (Class A Stock)*	27,058	1,768,781
		48,672,484
Specialty Retail — 5.6%
AutoZone, Inc.*	602	1,897,293
Burlington Stores, Inc.*	13,642	3,167,536
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	29,534	3,828,197
Ross Stores, Inc.	65,218	9,571,394
Tractor Supply Co.(a)	20,694	5,416,034
		23,880,454
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*(a)	5,687	2,221,626
Trading Companies & Distributors — 0.7%
Air Lease Corp.	60,510	3,112,634

Total Long-Term Investments (cost $287,236,350)		419,426,534
Short-Term Investments — 16.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	4,237,835	4,237,835
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $66,973,596; includes $66,652,604 of cash collateral for securities on loan)(b)(wb)	67,060,480	67,026,950

Total Short-Term Investments (cost $71,211,431)		71,264,785

TOTAL INVESTMENTS—115.7% (cost $358,447,781)		490,691,319

Liabilities in excess of other assets — (15.7)%		(66,697,815)

Net Assets — 100.0%		$423,993,504

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,402,396; cash collateral of $66,652,604 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3